Deferred Tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Income tax benefit		£ 9,620		£ (15)
Deferred tax assets		317	£ 436
Deferred tax liabilities		17,129	652
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised		700	700
Within 12 months
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets		244	119
Deferred tax liabilities		£ 369	£ 372
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised		no expiry date	no expiry date
Unused tax credits for which no deferred tax asset recognised		£ 80	£ 80
No expiry date | Unused tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised		no expiry date	no expiry date
Unused tax losses for which no deferred tax asset recognised		£ 301	£ 542
No expiry date | Deductible temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised		no expiry date	no expiry date
Deductible temporary differences for which no deferred tax asset recognised		£ 0	£ 534
Within next 10 years | Unused tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised		within the next 10 years	within the next 10 years
Unused tax losses for which no deferred tax asset recognised		£ 616	£ 761
Within next 10 years | Deductible temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised		within the next 10 years	within the next 10 years
Deductible temporary differences for which no deferred tax asset recognised		£ 140	£ 191
Scenario, Forecast
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Effective income tax rate	21.00%
Reynolds American Inc.
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Name of acquiree		RAI
Date of acquisition		Jul. 25, 2017